August 17, 2015

U.S. Securities & Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

RE:	Vanguard Municipal Bond Funds (the Trust)
File No. 2 57689

Commissioners:

Enclosed is the 90th Post Effective Amendment to the Trust’s Registration Statement on Form N 1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on January 6, 2015, for the purpose of adding Vanguard Tax Exempt Bond Index Fund as a new series of the Trust, which will be offered in an Investor Share Class, an Admiral Share Class and an ETF Share Class. The purposes of this Amendment are: 1) to address comments of the Commission’s Staff regarding the prior Amendment; and 2) to make a number of non material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of August 18, 2015, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669 1605 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Brian P. Murphy
Senior Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov, Esquire
U.S. Securities & Exchange Commission